SCHEDULE OF AMORTIZATION EXPENSES (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 8,934
2024	8,934
2025	8,934
2026	8,934
2027	8,934
Thereafter	321,497
Total	$ 366,167	$ 411,056